Financial Instruments carried at Fair Value - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Recognitions of Trade Date Profit
Balance, beginning of period	€ 596	€ 916
New trades during the period	128	116
Amortization	(87)	(164)
Matured trades	(70)	(65)
Subsequent move to observability	(49)	(69)
Exchange rate changes	1	0
Balance, end of period	€ 520	€ 734